CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues
Revenue	$ 413	$ 1,345	$ 557	$ 4,250	$ 4,177	$ 2,848
Revenue - related party	2,150	4,250	2,150	8,075	11,483	5,100
Total Revenues	2,563	5,595	2,707	12,325	15,660	7,948
Operating expenses
General and Administrative	122,547	123,523	250,464	260,759	507,958	614,489
Depreciation	2,216	1,828	4,043	3,656	5,485	25,331
Total Operating Expenses	124,763	125,351	254,507	264,415	513,443	639,820
Net Operating Income (Loss)	(122,200)	(119,756)	(251,800)	(252,090)	(497,783)	(631,872)
Other (expense)
Interest expense	(872)	(2,308)	(1,438)	(3,250)	(5,466)	(7,461)
Gain on Forgiveness of Debt	0	4,101	0	4,101	4,101	0
Gain (Loss) on Stocks Held or Sold	(80,717)	37,601	(252,568)	25,548	65,168	34,022
Loss on AP Settlement/Shares for services					0	(543,987)
Investment expense					(2,008)	(17,000)
Debt Discount Amortization	0	3,572	0	10,924	(14,805)	(8,370)
Other Income (Expense)	(1,095)	(1)	(4,616)	(752)
Total other expense	(82,684)	35,821	(258,622)	14,723	46,990	(542,796)
Net (loss)	$ (204,884)	$ (83,935)	$ (510,422)	$ (237,367)	$ (450,793)	$ (1,174,015)
Basic and Diluted income (loss) per share
Net (loss) per common share - basic and diluted	$ (0.02)	$ (0.01)	$ (0.04)	$ (0.02)	$ (0.03)	$ (0.09)
Weighted average number of common shares outstanding - basic and diluted	13,343,741	12,918,229	13,333,692	12,914,206	12,989,835	12,428,674